Employee benefits - Share-based payment - Tabular disclosure (Details)	12 Months Ended
Dec. 31, 2019 EUR (€) € / shares
Orange Vision 2020 free share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date | €	€ 13.74
Price of underlying instrument at closing date (in euros per share)	€ 13.12
Expected dividends (as a percent)	4.50%
Risk free yield (as a percent)	(0.45%)
Fair value per share of benefit granted to employees (in euros per share)	€ 12.45
Fair value of internal performance condition	€ 12.45
Long Term Incentive Plan (LTIP) 2017 - 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date | €	€ 14.33
Price of underlying instrument at closing date (in euros per share)	€ 13.12
Expected dividends (as a percent)	4.50%
Risk free yield (as a percent)	(0.32%)
Fair value per share of benefit granted to employees (in euros per share)	€ 9.55
Fair value of internal performance condition	12.81
Fair value of external performance condition	€ 6.29
Long Term Incentive Plan (LTIP) 2018 - 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date | €	€ 13.98
Price of underlying instrument at closing date (in euros per share)	€ 13.12
Expected dividends (as a percent)	5.00%
Risk free yield (as a percent)	(0.33%)
Fair value per share of benefit granted to employees (in euros per share)	€ 11.23
Fair value of internal performance condition	11.94
Fair value of external performance condition	€ 10.51
Long Term Incentive Plan (LTIP) 2019 - 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date | €	€ 13.16
Price of underlying instrument at closing date (in euros per share)	€ 13.12
Expected dividends (as a percent)	5.30%
Risk free yield (as a percent)	(0.70%)
Fair value per share of benefit granted to employees (in euros per share)	€ 7.80
Fair value of internal performance condition	11.10
Fair value of external performance condition	€ 4.50